Share-Based Payments - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	$ 20,574	$ 15,896
Cost of Revenue [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	1,335	1,340
Selling Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	596	1,017
General and Administrative Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	5,956	9,172
Research and Development Expenses [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total research and development expenses	$ 12,687	$ 4,367